Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	32
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$42,627,542.04	0.1538900	$26,856,042.64	0.0969532	$15,771,499.40
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$248,627,542.04	0.2486275	$232,856,042.64	0.2328560	$15,771,499.40

Weighted Avg. Coupon (WAC)	4.62%		4.64%
Weighted Avg. Remaining Maturity (WARM)	31.03		30.20
Pool Receivables Balance	$279,958,445.29		$263,472,404.00
Remaining Number of Receivables	32,071		30,937

Adjusted Pool Balance	$268,829,901.45		$253,058,402.05

III. COLLECTIONS

Principal:
Principal Collections	$16,144,371.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$250,949.52
Total Principal Collections	$16,395,320.92

Interest:
Interest Collections	$1,117,812.26
Late Fees & Other Charges	$38,319.93
Interest on Repurchase Principal	$-
Total Interest Collections	$1,156,132.19

Collection Account Interest	$300.02
Reserve Account Interest	$98.35
Servicer Advances	$-

Total Collections	$17,551,851.48

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	32
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections	$17,551,851.48
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$22,602,441.33

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$233,298.70		$233,298.70	$233,298.70
Collection Account Interest					$300.02
Late Fees & Other Charges					$38,319.93
Total due to Servicer					$271,918.65

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$36,943.87		$36,943.87
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$188,262.62		$188,262.62	$188,262.62

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$16,867,189.29

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$15,771,499.40

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$15,771,499.40
Class A-4 Notes				$-
Class A Notes Total:		$15,771,499.40		$15,771,499.40
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$15,771,499.40		$15,771,499.40

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,095,689.89

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	32
30/360 Days	30
Actual/360 Days	34

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,128,543.84
Beginning Period Amount	$11,128,543.84
Current Period Amortization	$714,541.89
Ending Period Required Amount	$10,414,001.95
Ending Period Amount	$10,414,001.95
Next Distribution Date Amount	$9,729,806.62

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		7.51%	7.98%	7.98%

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	32
30/360 Days	30
Actual/360 Days	34

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.23%	30,390	97.68%	$257,367,565.36
30 - 60 Days	1.41%	435	1.86%	$4,894,895.85
61 - 90 Days	0.29%	91	0.38%	$1,013,563.71
91 + Days	0.07%	21	0.07%	$196,379.08
		30,937		$263,472,404.00
Total
Delinquent Receivables 61 + days past due	0.36%	112	0.46%	$1,209,942.79
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.40%	129	0.54%	$1,503,407.25
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	125	0.52%	$1,539,264.93
Three-Month Average Delinquency Ratio	0.38%		0.51%

Repossession in Current Period		27		$319,864.67
Repossession Inventory		45		$245,263.57

Charge-Offs
Gross Principal of Charge-Off for Current Period				$341,669.89
Recoveries				$(250,949.52)
Net Charge-offs for Current Period				$90,720.37

Beginning Pool Balance for Current Period				$279,958,445.29

Net Loss Ratio				0.39%
Net Loss Ratio for 1st Preceding Collection Period				0.22%
Net Loss Ratio for 2nd Preceding Collection Period				0.63%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$7,130,513.69
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$1,505,531.17
Number of Extensions				120